Benefits offered to team members (Details 5)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Health insurance
Disclosure of defined benefit plans [line items]
Discount rate	5.03%	5.45%	4.18%
Inflation rate	4.50%	4.50%	6.00%
Expected return on plan assets
Rate of increase in future salary levels
Rate of increase in future pension plan
Aging factor	2.50%	2.50%	2.50%
Medical inflation	3.50%	3.50%	3.50%
Duration	19.66%	18.84%	29.24%
United States of America
Disclosure of defined benefit plans [line items]
Discount rate	4.45%	3.70%	4.35%
Inflation rate
Expected return on plan assets
Rate of increase in future salary levels
Rate of increase in future pension plan
Aging factor
Medical inflation
Duration
Germany
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	2.00%	2.00%
Inflation rate	2.00%		2.00%
Expected return on plan assets
Rate of increase in future salary levels	3.00%	2.50%	3.00%
Rate of increase in future pension plan	1.75%	1.75%	1.75%
Aging factor
Medical inflation
Duration
Netherlands
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	2.00%
Inflation rate	2.00%
Expected return on plan assets
Rate of increase in future salary levels	3.00%	2.50%
Rate of increase in future pension plan	1.75%	1.75%
Aging factor
Medical inflation
Duration